FHLB and Other Borrowings - Additional Information (Detail)	1 Months Ended		12 Months Ended
	May 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) Line_Of_Credit	Dec. 31, 2016 USD ($)
Federal Home Loan Bank, Advances [Line Items]
FHLB maximum borrwing capacity			$ 274,000,000
Unsecured Line Of Credit
Federal Home Loan Bank, Advances [Line Items]
Maximum borrowing capacity			$ 35,000,000
Line of credit facility, drawn amount				$ 0
Number of Line of credit | Line_Of_Credit			4
Third Party Lender | Unsecured Line Of Credit
Federal Home Loan Bank, Advances [Line Items]
Maximum borrowing capacity	$ 20,000,000	$ 10,000,000
Line of credit facility, expiration date	May 12, 2022	Apr. 26, 2017
Line of credit facility, drawn amount				$ 5,000,000
Line of credit facility, average interest rate			5.24%	4.00%
Line of credit facility, remaining borrowing capacity			$ 12,200,000
Line of credit facility, drawn amount			7,800,000
Third Party Lender | Unsecured Line Of Credit | Prime Rate
Federal Home Loan Bank, Advances [Line Items]
Debt instrument basis spread on variable rate		0.25%
Third Party Lender | Unsecured Line Of Credit | London Interbank Offered Rate (LIBOR)
Federal Home Loan Bank, Advances [Line Items]
Debt instrument basis spread on variable rate	4.00%
Short-term Debt [Member]
Federal Home Loan Bank, Advances [Line Items]
FHLB borrowings			$ 15,000,000	$ 0
FHLB borrowings, average interest rate			1.69%
Long-term Debt [Member]
Federal Home Loan Bank, Advances [Line Items]
FHLB borrowings, average interest rate			2.05%	1.94%
FHLB borrowings			$ 66,500,000	$ 56,300,000